Equity Narrative (Details) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Jun. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity
Par value per share		€ 0.076	€ 0.076	€ 0.076
Capital increase through public offering			€ 90,235
Non-controlling interest		€ (28)	1
RapidFit
Equity
Non-controlling interest percent in rapdit fit		10.00%
Class of Share capital
Equity
Total Shareholders Capital		€ 4,487	€ 4,489	€ 4,096
Average price per share, capital increase via exerciese of warrants		€ 5.5
Capital increase via exercise of warrants		€ 0
Outstanding shares		59,067,186	59,063,521	54,169,257
Number of new shares warrants		3,665
Reserves
Equity
Legal reserve max percent of capital		5.00%
Non-controlling interests
Equity
Retained earnings impact NCI-acquisition Engimplan		€ 2,213
Remaining interest Engimplan acquired		25.00%
Non-controlling interests | Tianjin Zhenyuan Materialise Medical Technology Limited | Materialise and Zhenyuan
Equity
Non-controlling interest		€ (28)	€ 1
Non-controlling interests | Tianjin Zhenyuan Materialise Medical Technology Limited | Materialise and Zhenyuan | Maximum
Equity
Proportion of ownership interest in subsidiary	51.00%
Non-controlling interests | Tianjin Zhenyuan Materialise Medical Technology Limited | Materialise and Zhenyuan | Minimum
Equity
Proportion of ownership interest in subsidiary	49.00%
Share premium
Equity
Capital increase via exercise of warrants		22	2,322	€ 3,082
Total Share Premium		€ 233,895	233,872	141,275
Equity-settled share-based payment expense			€ 41	€ 103